Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2021		Aug. 31, 2020	Sep. 01, 2019
IfrsStatementLineItems [Line Items]
Balance		$ 1,738
Balance		2,482		$ 1,738
Balance		2,482		1,738	$ 1,285
Processing plant [member]
IfrsStatementLineItems [Line Items]
Balance		1,445
Balance		1,939		1,445
Balance		1,939		1,445
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance		205
Balance		481		205
Balance		481		205
Other [Member]
IfrsStatementLineItems [Line Items]
Balance		88
Balance		62		88
Balance		62		88
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance		4,038		3,364
Additions		1,059		697
Disposals		(782)	[1]	(23)
Balance		4,315		4,038
Balance		4,315		4,038
Gross carrying amount [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Balance		2,657		2,211
Additions		622		446
Disposals			[1]
Balance		3,279		2,657
Balance		3,279		2,657
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Balance		1,220		1,060
Additions		437		183
Disposals		(703)	[1]	(23)
Balance		954		1,220
Balance		954		1,220
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Balance		161		93
Additions				68
Disposals		(79)	[1]
Balance		82		161
Balance		82		161
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance		2,300		2,080
Disposals	[1]	(753)
Balance		1,833		2,300
Depreciation expense		286		220
Balance		1,833		2,300
Accumulated depreciation and amortisation [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Balance		1,212		1,057
Disposals	[1]
Balance		1,340		1,212
Depreciation expense		128		155
Balance		1,340		1,212
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Balance		1,015		957
Disposals	[1]	(686)
Balance		473		1,015
Depreciation expense		144		58
Balance		473		1,015
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Balance		73		66
Disposals	[1]	(67)
Balance		20		73
Depreciation expense		14		7
Balance		$ 20		$ 73

[1]	During the period the Company retired assets with a net book value of $29 for a loss on disposal of $27.